Consolidated Statements of Loss/Comprehensive Loss		12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 3,345,449	$ 4,290,538	$ 5,163,909	$ 5,213,810
Cost of revenues		(2,514,405)	(3,224,724)	(4,330,233)	(4,066,566)
Gross profit		831,044	1,065,814	833,676	1,147,244
Operating expenses:
Selling and distribution		(10,272)	(13,174)	(39,884)	(27,719)
General and administrative		(5,635,854)	(7,227,982)	(2,280,498)	(1,516,758)
Total operating expenses		(5,646,126)	(7,241,156)	(2,320,382)	(1,544,477)
Loss from operations		(4,815,082)	(6,175,342)	(1,486,706)	(397,233)
Other income (expense):
Interest expense		(76,064)	(97,552)	(165,151)	(134,430)
Government grants		19,509	25,020	29,305	22,270
Other income		635,464	814,981	157,675	67,648
Total other expense, net		578,909	742,449	21,829	(44,512)
Loss before income taxes		(4,236,173)	(5,432,893)	(1,464,877)	(441,745)
Income tax expense				(1,813)
NET LOSS/ COMPREHENSIVE LOSS		$ (4,236,173)	$ (5,432,893)	$ (1,466,690)	$ (441,745)
Net loss per share attributable to shareholders
Basic | (per share)	[1]	$ (0.15)	$ (0.19)	$ (0.07)	$ (0.02)
Diluted | (per share)	[1]	$ (0.15)	$ (0.19)	$ (0.07)	$ (0.02)
Weighted average number of Shares outstanding
Basic	[1]	29,200,000	29,200,000	20,000,000	20,000,000
Diluted	[1]	29,200,000	29,200,000	20,000,000	20,000,000

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.